UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 650 Washington Rd., Suite 800
Pittsburgh, PA 15228

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frank Fournier
Title:  VP Quantitative Research
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Frank Fournier  Pittsburgh, PA  February 14, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  81
Form 13F Information Table Value Total:  $347,533
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE
								VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	 VALUE(x$1000) 	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN	SHARED	NONE
99 Cents Only Stores	ADR	65440K106	598.7	27280	SH		SOLE	27280	0
Aaron's Inc.		COM	002535300	389.9	14615	SH		SOLE	14615	0
Aeropostale, Inc.	COM	007865108	1062.2	69655	SH		SOLE	68295	1360
American States Water Company	COM	029899101	843.4	24155	SH		SOLE	24155	0
Amgen Inc.		COM	031162100	12976.3	202092	SH		SOLE	186432	15390
Annaly Capital Management, Inc.	COM	035710409	11255.2	705200	SH		SOLE	651320	53020
AT&T Inc.		COM	00206R102	12062.5	398870	SH		SOLE	368405	29975
Atlantic Power Corp.	COM	04878Q863	798.1	55815	SH		SOLE	54585	1230
B & G Foods, Inc.	ADR	05508R106	759.4	31545	SH		SOLE	31545	0
Bp Plc Adr		ADR	055622104	474.6	11100	SH		SOLE	11100	0
Brightpoint, Inc.	COM	109473405	400.8	37240	SH		SOLE	37240	0
Brown Shoe Company, Inc.	COM	115736100	399.9	44945	SH		SOLE	43965	980
CACI International Inc.	COM	127190304	627.3	11220	SH		SOLE	10990	230
California Water Service Group	COM	130788102	836.6	45810	SH		SOLE	45810	0
Callaway Golf Company	COM	131193104	276.8	50055	SH		SOLE	50055	0
Cal-Maine Foods, Inc.	COM	128030202	1005.7	27500	SH		SOLE	27500	0
Campbell Soup Company	COM	134429109	15171.1	456422	SH		SOLE	422197	33670
Cardtronics, Inc.	COM	14161H108	426.4	15760	SH		SOLE	15760	0
Carefusion Corp		ADR	14170T101	353.2	13900	SH		SOLE	13900	0
Central European Distribution Corp.	COM	153435102	191.1	43685	SH		SOLE	42315	1370
Chemed Corp.		COM	16359R103	698.0	13630	SH		SOLE	13340	290
Chiquita Brands International, Inc.	COM	170032809	480.9	57630	SH		SOLE	57630	0
Cisco Systems Inc.	COM	17275R102	11409.5	631065	SH		SOLE	582320	47965
Coinstar, Inc.		COM	19259P300	437.1	9580	SH		SOLE	9380	200
Colony Financial, Inc.	COM	19624R106	330.6	21040	SH		SOLE	20480	560
CSG Systems International, Inc.	COM	126349109	714.2	48530	SH		SOLE	47420	1110
CVS Caremark Corp.	COM	126650100	18058.7	442855	SH		SOLE	408220	34065
Diamond Foods, Inc.	ADR	252603105	406.5	12605	SH		SOLE	12335	270
Duke Energy Corp.	COM	26441C105	18205.9	827550	SH		SOLE	762655	63895
Ebix, Inc.		COM	278715206	463.4	20950	SH		SOLE	20550	400
El Paso Electric Company	COM	283677854	596.8	17225	SH		SOLE	17225	0
Eli Lilly & Company	COM	532457108	12769.3	307241	SH		SOLE	284861	21960
Ezcorp, Inc.		COM	302301106	375.1	14220	SH		SOLE	13910	310
First American Financial Corp.	COM	318522307	429.7	33920	SH		SOLE	33210	710
Flowers Foods, Inc.	COM	343498101	484.5	25527	SH		SOLE	24597	930
Forest Laboratories, Inc.	COM	345838106	7675.1	253620	SH		SOLE	234420	18890
Fresh Del Monte Produce Inc.	COM	G36738105	11231.5	448861	SH		SOLE	415036	33305
G-III Apparel Group, LTD.	COM	36237H101	504.4	20260	SH		SOLE	19840	420
GlaxoSmithKline plc	ADR	37733W105	8514.3	186594	SH		SOLE	172634	13730
Gold Fields Ltd.	ADR	38059T106	14574.8	955720	SH		SOLE	881315	73195
Golden Star Resources Ltd.	COM	38119T104	662.3	401445	SH		SOLE	387575	13870
Government Properties Income Trust	COM	38376A103	399.9	17735	SH		SOLE	17365	370
Green Dot Corp.		COM	39304D102	406.4	13020	SH		SOLE	12730	290
Hasbro Inc.		COM	418056107	9704.3	304305	SH		SOLE	282050	21895
Hershey Company		COM	427866108	8851.7	143268	SH		SOLE	132853	10240
Integra Lifesciences Holdings Corp.	COM	457985208	267.2	8665	SH		SOLE	8665	0
Interdigital, Inc.	COM	45867G101	460.6	10570	SH		SOLE	10370	200
JAKKs Pacific, Inc.	COM	47012E106	320.4	22705	SH		SOLE	22705	0
Jones Apparel Group Inc.	COM	48020T101	630.2	59720	SH		SOLE	58480	1240
Kraft Foods Inc.	COM	50075N104	9821.3	262896	SH		SOLE	236596	25900
Lumos Networks Corp	COM	550283105	166.6	10870	SH		SOLE	10870	0
Medifast, Inc.		COM	58470H101	344.8	25120	SH		SOLE	24540	580
Medtronic Inc.		COM	585055106	7201.4	188265	SH		SOLE	174005	14030
Microsoft Corp.		COM	594918104	14730.3	567404	SH		SOLE	524144	42580
Motorola Solutions Inc	ADR	620076307	374.7	8100	SH		SOLE	8100	0
NeuStar, Inc.		COM	64126X201	1153.7	33770	SH		SOLE	33770	0
Novartis AG		ADR	66987V109	11269.0	197135	SH		SOLE	182175	14720
NTELOS Holdings Corp.	COM	67020Q107	221.5	10870	SH		SOLE	10870	0
Orbital Sciences Corp.	COM	685564106	735.4	50610	SH		SOLE	49500	1110
Philip Morris International Inc.	COM	718172109	20356.6	259388	SH		SOLE	237748	21300
Piper Jaffray Companies	ADR	724078100	272.1	13495	SH		SOLE	13495	0
Plains Expl & Prodtn Co	ADR	726505100	312.3	8500	SH		SOLE	8500	0
Power-One, Inc.	COM	73930R102	283.8	72560	SH		SOLE	72560	0
PPL Corp.	COM	69351T106	11228.5	381688	SH		SOLE	351688	29540
Procter & Gamble Company	COM	742718109	19134.6	286850	SH		SOLE	264690	21750
Qep Resources Inc	ADR	74733V100	249.0	8500	SH		SOLE	8500	0
Regis Corp.	COM	758932107	390.6	23615	SH		SOLE	23615	0
RLI Corp.	ADR	749607107	1121.5	15390	SH		SOLE	15390	0
Sanderson Farms, Inc.	COM	800013104	1378.6	27505	SH		SOLE	27505	0
Silvercorp Metals Inc.	COM	82835P103	566.6	88515	SH		SOLE	86825	1690
Smith & Wesson Holding Corp.	ADR	831756101	364.6	83710	SH		SOLE	83710	0
Target Corp.	COM	87612E106	19414.7	379036	SH		SOLE	349241	29305
The Buckle, Inc.	COM	118440106	396.6	9710	SH		SOLE	9710	0
The Gap, Inc.	COM	364760108	14755.2	795455	SH		SOLE	732620	61815
The Southern Company	COM	842587107	17063.7	368639	SH		SOLE	339854	28195
Tower Group, Inc.	COM	891777104	770.2	38165	SH		SOLE	37365	800
Treehouse Foods, Inc.	COM	89469A104	454.3	6950	SH		SOLE	6950	0
United Natural Foods, Inc.	COM	911163103	899.1	22475	SH		SOLE	21995	480
US Ecology, Inc.	COM	91732J102	280.3	14945	SH		SOLE	14945	0
Websense, Inc.	COM	947684106	423.9	22645	SH		SOLE	22185	460
WellCare Health Plans, Inc.	COM	94946T106	425.4	8110	SH		SOLE	8110	0


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